UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

October 31, 2022
Annual Report
T. ROWE PRICE
Summit Municipal Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Summit Municipal Funds
HIGHLIGHTS
Aggressive monetary tightening by the Federal Reserve to combat high inflation drove a significant sell-off across fixed income markets, including tax-exempt municipal bonds.
The Summit Municipal Intermediate and Summit Municipal Income Funds
registered deeply negative returns, performing in line with their Lipper peer group averages. However, both funds underperformed their respective Bloomberg index benchmarks.
We continued to overweight transportation revenue bonds—especially those from airports and toll roads—as well as revenue-backed hospital credits. Within the health care space, we rotated toward higher-rated names amid inflationary pressures on hospitals.
In the near term, we see potential for further interest rate volatility and continued
outflows from municipal bond funds industrywide. However, with yields at multiyear highs and credit fundamentals remaining solid, we feel that current valuations present compelling entry points for long-term municipal investors.
Log in to your account at troweprice.com for more information.
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T. ROWE PRICE Summit Municipal Funds
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE Summit Municipal Funds

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Summit Municipal Funds
Management’s Discussion of Fund Performance

SUMMIT MUNICIPAL INTERMEDIATE FUND
INVESTMENT OBJECTIVE
The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Summit Municipal Intermediate Fund returned -10.44% over the period. The fund performed in line with its Lipper peer group average but underperformed its Bloomberg index benchmark. (Returns for Advisor and I
Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Aggressive monetary
tightening by the Federal
Reserve (Fed) to counter high
inflation spurred a historic
sell-off across fixed income
markets, including municipal
bonds. These macroeconomic
factors, along with major
geopolitical developments,
contributed to significant
interest rate volatility that
caused many municipal
investors to step away from
the market. The resulting
withdrawals from municipal
bond funds industrywide unwound record cash inflows from calendar year
2021 and intensified performance pressures in the tax-exempt bond market.
Bonds with longer duration—a measure of sensitivity to interest rate changes—
especially struggled as municipal yields surged to their highest levels in over a decade. Lower-quality bonds also underperformed as credit spreads widened amid weakening economic conditions. (Credit spreads are the yield differences between higher- and lower-rated bonds of similar maturity.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Summit Municipal
Intermediate Fund –
.
-3.58% -10.44%
Summit Municipal
Intermediate Fund–
.
Advisor  Class -3.70 -10.68
Summit Municipal
Intermediate Fund–
.
I  Class -3.52 -10.34
Bloomberg Municipal 1–15
Year Blend (1–17) Bond
Index -2.41 -8.94
Lipper Intermediate
Municipal Debt Funds
Average -3.56 -10.31

T. ROWE PRICE Summit Municipal Funds

In addition to hampering the fund’s absolute returns, the sharp rise in yields detracted meaningfully from relative performance given the fund’s longer-
duration posture versus the benchmark. Yield curve positioning, on the other hand, provided some support to relative returns. The fund held an overweight to bonds with 10-year maturities and an underweight to two-year issues, and this positioning added value as the slope of the two-year/10-year curve segment flattened on larger increases in two-year bond yields.
Asset allocation in the revenue sector dragged on relative performance, mostly due to overweight positions in some higher-yielding segments and underweight exposures to more defensively oriented parts of the market. Reflecting the impacts of wider credit spreads, overweight allocations to prepaid gas and airport revenue bonds curbed performance. An underweight to bonds from water and sewer utilities also dampened results. More broadly, a structural underweight to general obligations (GOs) and a corresponding overweight to revenue-backed debt weighed on relative returns as state GOs held up better than the lower-rated, longer-duration revenue sector.
Individual security selections in the revenue sector delivered mixed results.
Our selections of hospital revenue bonds and, to a lesser degree, industrial development revenue/pollution control revenue bonds lifted relative returns.
These contributions were negated, however, by our selections in the dedicated tax, water and sewer, and airport subsectors.
How is the fund positioned?
As a result of this year’s sell-off, we felt that substantial value had returned to the municipal market, both through markedly higher yields and increased credit risk compensation. While remaining mindful that industrywide outflows could persist in the near term and further impede market performance, we sought to take advantage of meaningfully cheaper valuations and better position the fund for a potential rally when interest rate volatility subsides.
To that end, we allowed the fund’s weighted average duration to extend from
4.2 years to 4.8 years during the reporting period, maintaining a modestly longer duration than that of the index. We believed that a longer-than-
benchmark duration stance was appropriate given the high probability, in our view, that economic growth and inflation will cool in 2023 and ease upward pressures on rates.

T. ROWE PRICE Summit Municipal Funds

The fund’s posture partly reflected non-benchmark allocations at the long end of the yield curve, where we observed attractive valuations compared with similar-maturity U.S. Treasuries as well as opportunities to enhance the fund’s yield profile. Additionally, we migrated away from bonds with shorter call provisions in an effort to improve the fund’s ability to benefit from a potential decline in bond yields. (Call provisions allow an issuer to redeem outstanding bonds prior to maturity and are utilized most often when interest rates fall.)
Due to market-wide technical
strains during the period,
we sought to balance better
buying opportunities in
lower-quality segments with
our aim to reinforce the
fund’s exposure to high-grade
bonds—which are considered
to be more liquid in times
of market dislocation.
Consequently, we increased
the portfolio’s exposure to
AAA rated issues over the
past year and preserved a
position in AA rated bonds,
which remained the fund’s
largest allocation among
credit qualities.
As a percentage of net assets,
the fund’s exposure to A rated
bonds decreased modestly
since our semiannual report,
though this mid-quality
segment remained a key overweight for the fund. Additionally, the fund kept modest allocations to the BBB, BB, and nonrated tiers. Each of these allocations represented overweight positions for the portfolio, as we continued to believe that in-depth credit research can help us identify mispriced or overlooked bonds in these areas.
The portfolio’s sector positioning finished the one-year period little changed, with the revenue-backed transportation and health care subsectors remaining structural overweight allocations. Within the transportation subsector, we continued to emphasize airport and toll-road revenue bonds. In our view, these projects function as essential-service utilities for their respective regions, enabling them to receive substantial federal and state government support.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Intermediate Fund

T. ROWE PRICE Summit Municipal Funds

During the period, we often observed attractive after-tax yields in airport revenue bonds subject to the alternative minimum tax (AMT), which led us to add AMT bonds from San Francisco International Airport and Los
Angeles International Airport to the portfolio. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Overall, the fund’s exposure to health care revenue bonds increased modestly since October 31, 2021. However, given staffing shortages that impacted hospitals’ labor costs as well as their ability to provide profit-generating elective surgeries, we favored higher-rated borrowers during the period. Specifically, we believed that those with strong balance sheets and large cash positions would be able to successfully navigate the inflationary environment. Notable purchases in this segment included AA rated bonds issued on behalf of BJC
HealthCare as well as similarly rated bonds for Carolinas HealthCare System.
Continuing a theme discussed in our last report, we maintained an underweight to the broader GO sector while incrementally adding positions in
Puerto Rico and Illinois obligations, as we believed these issuers’ credit profiles remained on a positive trajectory. We continue to closely monitor their budget management practices and pension funding progress—especially amid slowing economic growth. Still, we believe that federal aid from recent years should provide ballast to their credit fundamentals in a possible recession.
What is portfolio management’s outlook?
Municipal bonds, like most fixed income markets, have struggled considerably this year in the face of inflation pressures and aggressive interest rate hikes by the Fed. While this environment has delivered disappointing performance results to bondholders, it has also pushed yields to their highest levels in more than a decade, offering investors increased income potential and some cushion against a further rise in rates.
Moreover, the market’s credit fundamentals, though likely past their peak, are expected to remain generally strong thanks to substantial federal aid to states and localities during the pandemic and improved fiscal management by some of the most challenged issuers.
Despite more attractive valuations and a solid fundamental backdrop, continued interest rate volatility has led many municipal investors to step back from the market in recent months, and the protracted redemption cycle has further strained the asset class. In our view, outflows industrywide could persist

T. ROWE PRICE Summit Municipal Funds

until interest rates show signs of stabilizing. On the other hand, this year’s surge in borrowing costs has contributed to below-average issuance levels, which we expect to continue in the months ahead and provide support to technical conditions.
In navigating this investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve shareholders well over time.
SUMMIT MUNICIPAL INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks a high level of income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform
in the past 12 months?
The Summit Municipal
Income Fund returned
-13.99% over the period. The
fund performed in line with
its Lipper peer group average
but underperformed its
Bloomberg index benchmark.
(Returns for Advisor and I
Class shares varied, reflecting
their different fee structures.
Past performance cannot
guarantee future results .)
What factors influenced the
fund’s performance?
Aggressive monetary tightening by the Federal Reserve (Fed) to counter high inflation spurred a historic sell-off across fixed income markets, including municipal bonds. These macroeconomic factors, along with major geopolitical developments, contributed to significant interest rate volatility that caused
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Summit Municipal Income
Fund –
.
-6.46% -13.99%
Summit Municipal Income
Fund–
.
Advisor  Class -6.58 -14.20
Summit Municipal Income
Fund–
.
I  Class -6.32 -13.81
Bloomberg Municipal
Bond Index -4.43 -11.98
Lipper General & Insured
Municipal Debt Funds
Average -6.12 -14.07

T. ROWE PRICE Summit Municipal Funds

many municipal investors to step away from the market. The resulting withdrawals from municipal bond funds industrywide unwound record cash inflows from calendar year 2021 and intensified performance pressures in the tax-exempt bond market.
Bonds with longer duration—a measure of sensitivity to interest rate changes—
especially struggled as municipal yields surged to their highest levels in over a decade. Lower-quality bonds also underperformed as credit spreads widened amid weakening economic conditions. (Credit spreads are the yield differences between higher- and lower-rated bonds of similar maturity.)
In addition to hampering absolute returns, the sharp rise in yields detracted from the fund’s relative performance given its longer-than-benchmark duration posture. Yield curve positioning, on the other hand, provided some support to performance. An overweight to 10-year bonds and underweight allocations to two- and five-year maturities particularly benefited results as the slope of the municipal yield curve flattened on larger increases in shorter-term rates.
Asset allocation in the revenue sector dragged on relative returns, mostly due to overweight exposures to certain higher-yielding segments. Reflecting the impacts of wider credit spreads, overweight positions in health care revenue bonds—from both life care communities and hospitals—curbed performance, as did an overweight to the industrial development revenue/pollution control revenue subsector.
Our selections of individual revenue-backed securities buoyed relative performance, led by additive investments in hospital and lease/appropriation revenue bonds. The fund’s holdings of transportation-related revenue bonds—
including those issued for airports, toll roads, light rail projects, and seaports—
also contributed to relative returns.
How is the fund positioned?
As a result of this year’s sell-off, we felt that substantial value had returned to the municipal market, both through markedly higher yields and increased credit risk compensation. Yet, despite better income potential for municipal investors, we saw scope for further interest rate volatility and, somewhat relatedly, continued redemption activity and tax-loss harvesting industrywide.
(Tax-loss harvesting is the practice of selling assets at a loss to reduce capital gains taxes incurred through sales of profitable investments.)

T. ROWE PRICE Summit Municipal Funds

Due to the potential for these technical strains to persist, we took a barbell approach to new investments. Specifically, we sought to balance better buying opportunities in higher-yielding segments with our aim to reinforce the portfolio’s exposure to high-grade, short-term bonds—which are generally considered to be more liquid in times of market dislocation. To that end, we increased the fund’s exposure to AAA rated bonds over the past year.
As a percentage of net assets, the fund’s allocation to A rated bonds decreased modestly since our semiannual report, though this segment remained a strategic overweight for the fund. Additionally, the portfolio held overweight allocations to BBB rated
bonds and, to a much smaller
degree, non-investment-
grade bonds (rated BB or
lower) intended to enhance
the fund’s yield profile. We
also kept an overweight to
nonrated issues, including
high-quality, short-term
prerefunded bonds meant to
serve as an additional source
of liquidity for the portfolio.
In terms of interest rate
management, the fund’s
weighted average duration
extended from 5.0 years to
8.1 years during the period
and remained longer than
that of the benchmark. This
extension largely reflected the
impacts of rising yields on
bonds with call provisions,
which repriced from shorter
call dates to their longer maturity dates as the likelihood of issuers redeeming these securities diminished. (Call provisions allow an issuer to redeem outstanding bonds prior to maturity and are utilized most often when interest rates decline.) Additionally, the fund’s duration posture reflected our belief that longer-maturity bonds offered relative value.
From a sector standpoint, revenue-backed transportation and health care revenue bonds remained structural overweight allocations for the fund. Within the transportation subsector, we continued to emphasize airport and toll-road revenue bonds. In our view, these projects function as essential-service utilities
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Income Fund

T. ROWE PRICE Summit Municipal Funds

for their respective regions, enabling them to receive strong federal and state government support. During the period, we often observed attractive after-tax yields in airport revenue bonds subject to the alternative minimum tax (AMT), which led us to add Salt Lake City International Airport AMT bonds to the portfolio. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Although we were generally less constructive on mass transit projects, we continued to selectively invest in rail and bus projects servicing major employment centers. Due to risk/reward considerations and an appealing bond structure, we added exposure to a long-maturity, high-coupon revenue-backed credit for the Purple Line light rail project in the Washington, D.C., metro area.
While our long-term conviction in the fund’s hospital and life care investments remained generally strong, we had a cautious near-term outlook on these revenue-backed subsectors. During the past year, staffing shortages heavily impacted health care providers’ labor costs and, in the case of some hospitals, their ability to provide profit-generating elective procedures.
Consequently, we allowed the fund’s exposures to hospital and life care revenue bonds to decrease as holdings from these segments matured. We also rotated the fund’s health care allocation toward higher-rated hospitals, as we believed that strong balance sheet metrics and solid cash positions for these issuers would enable them to successfully navigate the inflationary environment.
Notable purchases in this area of the market included an AA rated bond for
Cedars-Sinai Medical Center in Los Angeles and a similarly rated issue for the
University of California’s regional medical centers.
Continuing a theme discussed in our last report, we maintained an underweight to the broader general obligation sector while incrementally adding positions in Puerto Rico and Illinois bonds. We believe these issuers’
credit profiles remain on a positive trajectory, though we continue to closely monitor their budget management practices and pension funding progress—
especially amid slowing economic growth. Still, we believe that federal aid from recent years should provide ballast to their credit fundamentals in a possible recession.
What is portfolio management’s outlook?
Municipal bonds, like most fixed income markets, have struggled considerably this year in the face of inflation pressures and aggressive interest rate hikes by the Fed. While this environment has delivered disappointing performance results to bondholders, it has also pushed yields to their highest levels in more than a decade, offering investors increased income potential and some cushion against a further rise in rates.

T. ROWE PRICE Summit Municipal Funds

Moreover, the market’s credit fundamentals, though likely past their peak, are expected to remain generally strong thanks to substantial federal aid to states and localities during the pandemic and improved fiscal management by some of the most challenged issuers.
Despite more attractive valuations and a solid fundamental backdrop, continued interest rate volatility has led many municipal investors to step back from the market in recent months, and the protracted redemption cycle has further strained the asset class. In our view, outflows industrywide could persist until interest rates show signs of stabilizing. On the other hand, this year’s surge in borrowing costs has contributed to below-average issuance levels, which we expect to continue in the months ahead and provide support to technical conditions.
In navigating this investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve shareholders well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Summit Municipal Funds

RISKS OF INVESTING IN MUNICIPAL SECURITIES
Funds that invest in municipal securities are subject to price declines due to rising interest rates, with long-term securities generally being the most sensitive to rate fluctuations. Other risks include credit rating downgrades, defaults on scheduled interest and principal payments, and the possibility that municipal securities will, because of legislation or a significant restructuring of federal income tax rates, lose their advantage as a source of tax-free income. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
, Bloomberg Municipal 1–15 Year Blend (1–17) Bond
Index, and Bloomberg Municipal Bond Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED

T. ROWE PRICE Summit Municipal Funds

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written
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be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of
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any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Summit Municipal Funds

GROWTH OF $25,000
This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SUMMIT MUNICIPAL INTERMEDIATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal Intermediate
Fund –
.
-10.44% 0.26% 1.39% – –
Summit Municipal Intermediate
Fund–
.
Advisor  Class -10.68 0.01 1.12 – –
Summit Municipal Intermediate
Fund–
.
I  Class -10.34 – – -0.15% 3/1/19
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Summit Municipal Funds

GROWTH OF $25,000
This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SUMMIT MUNICIPAL INCOME FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal Income Fund –
.
-13.99% 0.01% 1.66% – –
Summit Municipal Income Fund–
.
Advisor  Class -14.20 -0.23 1.40 – –
Summit Municipal Income Fund–
.
I  Class -13.81 – – -0.46% 3/1/19
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Summit Municipal Funds

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund
have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Summit Municipal Intermediate Fund 0.50%
Summit Municipal Intermediate Fund–Advisor Class 0.79
Summit Municipal Intermediate Fund–I Class 0.37
Summit Municipal Income Fund 0.52
Summit Municipal Income Fund–Advisor Class 0.88
Summit Municipal Income Fund–I Class 0.38
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Summit Municipal Funds

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INTERMEDIATE FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $964.20 $2.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.55
Advisor Class
Actual   1,000.00   963.00   3.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
I Class
Actual   1,000.00   964.80   1.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.29   1.94
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%, the
2
Advisor
Class was 0.75%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INCOME FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $935.40 $2.44
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.55
Advisor Class
Actual   1,000.00   934.20   3.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
I Class
Actual   1,000.00   936.80   1.90
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.24   1.99
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%, the
2
Advisor
Class was 0.75%, and the
3
I Class was 0.39%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal
Intermediate Fund –
.
-10.01% 0.39% 1.48% – –
Summit Municipal
Intermediate Fund–
.
Advisor  Class -10.17  0.16  1.21  – –
Summit Municipal
Intermediate Fund–
.
I  Class -9.91  – – 0.02% 3/1/19
Summit Municipal Income
Fund –
.
-12.82  0.38  1.86  – –
Summit Municipal Income
Fund–
.
Advisor  Class -13.04  0.13  1.60  – –
Summit Municipal Income
Fund–
.
I  Class -12.72  – – -0.07  3/1/19
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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202212-2401557
C10-050 12/22

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com.
T. ROWE PRICE
PRSMX Summit Municipal
Intermediate Fund –
.
PAIFX Summit Municipal
Intermediate Fund–
.
Advisor  Class
PRTMX Summit Municipal
Intermediate Fund–
.
I Class

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 12.27 $ 12.21 $ 12.13 $ 11.49 $ 11.91
Investment activities
Net investment income
(1)(2)
0.25 0.26 0.29 0.30 0.29
Net realized and unrealized gain/
loss (1.52) 0.06 0.08 0.64 (0.42)
Total from investment activities (1.27) 0.32 0.37 0.94 (0.13)
Distributions
Net investment income (0.25) (0.26) (0.29) (0.30) (0.29)
Net realized gain —
(3)
—
(3)
— —
(3)
—
(3)
Total distributions (0.25) (0.26) (0.29) (0.30) (0.29)
NET ASSET VALUE
End of period $ 10.75 $ 12.27 $ 12.21 $ 12.13 $ 11.49

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(10.44)% 2.59% 3.05% 8.22% (1.13)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.52% 0.50% 0.51% 0.50% 0.50%
Net expenses after waivers/
payments by Price Associates 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 2.18% 2.08% 2.35% 2.50% 2.45%
Portfolio turnover rate 20.6% 6.6% 15.6% 9.2% 17.8%
Net assets, end of period (in
millions) $2,339 $3,253 $3,087 $3,220 $5,487
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 12.26 $ 12.20 $ 12.12 $ 11.48 $ 11.90
Investment activities
Net investment income
(1)(2)
0.22 0.23 0.25 0.27 0.26
Net realized and unrealized gain/
loss (1.52) 0.06 0.08 0.64 (0.42)
Total from investment activities (1.30) 0.29 0.33 0.91 (0.16)
Distributions
Net investment income (0.22) (0.23) (0.25) (0.27) (0.26)
Net realized gain —
(3)
—
(3)
— —
(3)
—
(3)
Total distributions (0.22) (0.23) (0.25) (0.27) (0.26)
NET ASSET VALUE
End of period $ 10.74 $ 12.26 $ 12.20 $ 12.12 $ 11.48

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(10.68)% 2.34% 2.79% 7.96% (1.38)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.81% 0.79% 0.81% 0.80% 0.75%
Net expenses after waivers/
payments by Price Associates 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 1.94% 1.84% 2.09% 2.24% 2.21%
Portfolio turnover rate 20.6% 6.6% 15.6% 9.2% 17.8%
Net assets, end of period (in
thousands) $4,220 $5,444 $5,299 $4,384 $6,381
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 12.26 $ 12.20 $ 12.12 $ 11.78
Investment activities
Net investment income
(2)(3)
0.27 0.27 0.30 0.20
Net realized and unrealized gain/loss (1.52) 0.06 0.08 0.35
Total from investment activities (1.25) 0.33 0.38 0.55
Distributions
Net investment income (0.27) (0.27) (0.30) (0.21)
Net realized gain —
(4)
—
(4)
— —
Total distributions (0.27) (0.27) (0.30) (0.21)
NET ASSET VALUE
End of period $ 10.74 $ 12.26 $ 12.20 $ 12.12
Ratios/Supplemental Data
Total return
(3)(5)
(10.34)% 2.72% 3.17% 4.65%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.38% 0.37% 0.38% 0.38%
(6)
Net expenses after waivers/payments by Price
Associates 0.38% 0.37% 0.38% 0.38%
(6)
Net investment income 2.32% 2.20% 2.47% 2.54%
(6)
Portfolio turnover rate 20.6% 6.6% 15.6% 9.2%
Net assets, end of period (in millions) $3,190 $3,549 $2,783 $2,532
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2022
28
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 96.6%
ALABAMA 1.0%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  14,485 13,353
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  7,900 7,651
Columbia Ind. Dev. Board, Alabama Power, Series A, VRDN,
1.72%, 12/1/37  13,500 13,500
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  10,000 9,863
Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%,
12/1/51 (Tender 12/1/31)  2,560 2,305
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 5,917
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32  (1) 3,995 3,387
Walker County Economic & IDA, Alabama Power, VRDN, 1.75%,
12/1/36  (2) 600 600
56,576
ALASKA 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 8,898
8,898
ARIZONA 1.9%
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34  3,100 3,334
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35  1,650 1,763
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36  1,900 2,011
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  10,465 10,838
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%,
1/1/48 (Tender 10/18/24)  12,145 12,488
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%,
11/15/24  870 831
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  2,110 1,841
Phoenix Civic Improvement, 4.00%, 7/1/44  5,650 4,754
Phoenix Civic Improvement, 5.00%, 7/1/33  (2) 630 637
Phoenix Civic Improvement, 5.00%, 7/1/35  (2) 4,700 4,717
Phoenix Civic Improvement, 5.00%, 7/1/36  (2) 3,715 3,686
Phoenix Civic Improvement, Series A, 4.00%, 7/1/40  2,250 2,070
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24  (2) 1,300 1,326
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25  (2) 2,195 2,251
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,578
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,379
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,339
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,190
T. ROWE PRICE Summit Municipal Intermediate Fund

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,755
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/23  100 100
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 302
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 302
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 252
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 301
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 449
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 348
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 346
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  400 393
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  400 389
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  300 289
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 10,639
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 13,778
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/31  3,000 3,219
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/32  6,695 7,277
Salt Verde Financial, 5.00%, 12/1/37  1,000 986
104,158
CALIFORNIA 10.4%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/31  1,000 1,003
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/33  2,000 2,003
California, GO, 4.00%, 11/1/35  6,355 6,237
California, GO, 4.00%, 11/1/36  6,000 5,861
California, GO, 4.00%, 11/1/37  3,595 3,488
California, GO, 4.00%, 11/1/45  715 649
California, GO, 5.00%, 4/1/29  2,840 3,108
California, GO, 5.00%, 11/1/31  7,875 8,522
California, GO, 5.00%, 9/1/32  4,000 4,446
California, GO, 5.00%, 12/1/36  10,000 10,775

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 7,457
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,145
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,572
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
(Prerefunded 11/15/25)  (3) 9,380 9,870
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,868 3,682
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,666 7,250
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of SIFMA + 0.70%, 2.94%, 12/1/50 (Tender 6/1/26)  3,375 3,289
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,010
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33  (2) 1,000 1,000
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34  (2) 1,200 1,189
California PFA, Enso Village Project, 2.375%, 11/15/28  (1) 1,000 901
California PFA, Enso Village Project, 3.125%, 5/15/29  (1) 895 763
California PFA, Enso Village Project, 5.00%, 11/15/36  (1) 750 657
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27  (1) 1,220 1,112
California Public Works Board, Series C, 5.00%, 11/1/31  1,000 1,093
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/27  1,350 1,357
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/28  1,660 1,669
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/32 (Prerefunded 7/1/24)  (3) 3,000 3,089
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/33 (Prerefunded 7/1/24)  (3) 2,380 2,451
California Statewide CDA, Kaiser Permanente, Series C-1, VRDN,
5.00%, 4/1/46 (Tender 11/1/29)  1,910 2,086
California Statewide CDA, Kaiser Permanente, Series C-3, VRDN,
5.00%, 4/1/45 (Tender 11/1/29)  10,975 11,986
California Statewide CDA, Kaiser Permanente, Series L, VRDN,
5.00%, 4/1/38 (Tender 11/1/29)  5,095 5,564
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,662
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 10,902
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25  (1) 2,265 2,288
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27  (1) 1,005 1,005
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28  (1) 4,235 4,211

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29  (1) 3,000 2,970
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30  (1) 6,875 6,778
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31  (1) 4,275 4,181
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36  (1) 7,750 7,299
California, Various Purpose, GO, 4.00%, 3/1/27  3,725 3,824
California, Various Purpose, GO, 4.00%, 3/1/28  8,000 8,251
California, Various Purpose, GO, 4.00%, 10/1/37  2,900 2,816
California, Various Purpose, GO, 5.00%, 8/1/24  5,290 5,453
California, Various Purpose, GO, 5.00%, 10/1/27  18,140 18,278
California, Various Purpose, GO, 5.00%, 11/1/27  20,000 20,364
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,320
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 14,354
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,165
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 12,711
California, Various Purpose, GO, 5.00%, 3/1/34  2,320 2,505
California, Various Purpose, GO, 5.00%, 8/1/35  9,875 10,106
California, Various Purpose, GO, 5.00%, 4/1/38  440 448
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 22,802
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 8,444
California, Various Purpose, BID Group, GO, 5.00%, 11/1/34  5,000 5,406
California, Various Purpose, Refunding, GO, 5.00%, 3/1/34  5,000 5,400
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/33  21,790 23,278
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/34  23,360 24,909
Los Angeles Dept. of Airports, 5.00%, 5/15/32  (2) 6,100 6,236
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32  (2) 3,500 3,597
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36  (2) 10,000 10,077
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 2,428
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29  (2) 6,050 6,241
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33  (2) 7,920 8,122
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/38  (2) 10,000 8,989
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/41  (2) 8,495 7,289
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/33  (2) 9,910 10,116
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/34  (2) 5,000 5,089
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/35  (2) 1,105 1,116
Los Angeles Dept. of Water & Power, Series A-1, VRDN, 1.25%,
7/1/50  2,300 2,300
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29  6,735 6,813
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,205
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/41  4,065 4,247
Los Angeles Dept. of Water & Power, Series C, 5.00%, 7/1/38  5,000 5,325

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Water Dist. of Southern California, Series C, 5.00%,
7/1/40  5,635 6,042
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 3.228%, 7/1/27  3,115 3,006
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/35  6,250 6,640
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/36  8,000 8,462
San Diego County Regional Airport Auth., 5.00%, 7/1/31  1,395 1,482
San Diego County Regional Airport Auth., 5.00%, 7/1/32  2,500 2,628
San Diego County Regional Airport Auth., 5.00%, 7/1/33  3,000 3,121
San Diego County Regional Airport Auth., 5.00%, 7/1/34  3,000 3,093
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/28  (2) 1,815 1,870
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/30  (2) 6,500 6,694
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/31  (2) 5,000 5,145
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32  (2) 5,710 5,861
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38  (2) 6,250 6,197
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 3,949
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  6,735 6,954
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series E, 5.00%, 5/1/37  (2) 4,450 4,429
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series H, 5.00%, 5/1/30  (2) 8,335 8,593
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,228
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,201
San Jose Int'l. Airport, Series A, 4.00%, 3/1/34  (2)(4) 3,870 3,474
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33  (2) 1,300 1,325
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,783
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,035
Univ. of California, Series AI, 5.00%, 5/15/32  13,500 13,611
Univ. of California, Series BE, 5.00%, 5/15/35  1,645 1,789
573,216
COLORADO 1.9%
Colorado, Series A, COP, 4.00%, 12/15/35  725 686
Colorado, Series A, COP, 4.00%, 12/15/36  1,195 1,125
Colorado, Series A, COP, 4.00%, 12/15/38  2,385 2,205
Colorado, Series A, COP, 4.00%, 12/15/39  3,780 3,454
Colorado, Series A, COP, 4.00%, 12/15/40  3,000 2,718
Colorado HFA, Adventhealth Obligated, Series A, 5.00%, 11/15/39  5,000 5,186

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/30 (Prerefunded 11/9/22)  (3) 4,045 4,046
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  3,725 3,785
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 2,540
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 5,742
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,455
Denver City & County Airport, Series A, 5.00%, 12/1/30  (2) 8,845 9,108
Denver City & County Airport, Series A, 5.00%, 12/1/32  (2) 3,510 3,568
Denver City & County Airport, Series A, 5.00%, 12/1/33  (2) 6,550 6,599
Denver City & County Airport, Series A, 5.00%, 12/1/34  (2) 1,250 1,248
Denver City & County Airport, Series A, 5.00%, 12/1/35  (2) 26,680 26,440
Denver City & County Airport, Series B, 5.00%, 11/15/29
(Prerefunded 11/15/22)  (3) 2,645 2,647
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,131
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,050
Denver City & County Airport, Series B, 5.25%, 11/15/28  3,000 3,045
Denver City & County Airport, United Airlines, 5.00%, 10/1/32  (2) 12,090 11,628
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23  (5) 585 594
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23  (5) 230 234
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25  (5) 250 261
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26  (5) 575 605
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29  (5) 630 682
107,782
CONNECTICUT 0.6%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,801
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 10/1/29  10,000 10,133
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/32  10,000 10,571
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)   (6)(7)(8) 384 86
33,591
DELAWARE 0.4%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,220
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,224
Delaware River & Bay Auth., 5.00%, 1/1/32  1,100 1,210
Delaware River & Bay Auth., 5.00%, 1/1/33  1,100 1,197
Delaware River & Bay Auth., 5.00%, 1/1/34  695 752
Delaware River & Bay Auth., 5.00%, 1/1/35  300 322
Delaware River & Bay Auth., 5.00%, 1/1/36  350 371
Delaware River & Bay Auth., 5.00%, 1/1/37  400 423
Delaware River & Bay Auth., 5.00%, 1/1/38  410 430
Delaware River & Bay Auth., 5.00%, 1/1/39  450 470
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/32  1,685 1,728

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,837
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,542
19,726
DISTRICT OF COLUMBIA 3.1%
District of Columbia, Series A, 4.00%, 3/1/40  2,345 2,197
District of Columbia, Series A, 5.00%, 3/1/33  2,445 2,657
District of Columbia, Series A, 5.00%, 3/1/36  12,000 12,820
District of Columbia, Series A, 5.00%, 3/1/40  3,110 3,267
District of Columbia, Series A, GO, 5.00%, 6/1/30  750 779
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,183
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,179
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,758
District of Columbia, Series A, GO, 5.00%, 10/15/44  2,315 2,401
District of Columbia, Series C, 5.00%, 5/1/37  1,780 1,903
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,657
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 10,610
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,065
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,836
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,034
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31  (2) 8,185 8,296
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35  (2) 3,500 3,517
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37  (2) 1,500 1,359
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38  (2) 2,000 1,795
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25  (2) 7,215 7,415
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27  (2) 2,790 2,832
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28  (2) 2,310 2,340
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29  (2) 4,700 4,845
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30  (2) 3,285 3,362
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31  (2) 4,675 4,767
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33  (2) 5,300 5,356
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34  (2) 7,350 7,377
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35  (2) 17,795 17,832

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30  (2) 10,280 10,406
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/28  5,000 5,311
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/29  8,190 8,693
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  2,800 2,964
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/35  1,000 934
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/36  855 792
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/37  1,000 911
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,845 6,375
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/39  3,220 2,987
173,812
FLORIDA 6.1%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/23  1,125 1,129
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/22  520 521
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,282
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,642
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B,
5.00%, 12/1/34  12,380 12,456
Brevard County HFA, Health First, 5.00%, 4/1/23  450 453
Brevard County HFA, Health First, 5.00%, 4/1/27  2,075 2,120
Brevard County HFA, Health First, 5.00%, 4/1/29  750 766
Brevard County HFA, Health First, 5.00%, 4/1/30  3,285 3,356
Brevard County HFA, Health First, 5.00%, 4/1/31  4,490 4,587
Brevard County HFA, Health First, 5.00%, 4/1/39  8,105 8,280
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 11,839
Broward County Airport, 5.00%, 10/1/27  (2) 1,250 1,288
Broward County Airport, 5.00%, 10/1/29  (2) 2,265 2,317
Broward County Airport, 5.00%, 10/1/30  (2) 2,250 2,293
Broward County Airport, 5.00%, 10/1/31  (2) 1,500 1,520
Broward County Airport, 5.00%, 10/1/32  (2) 1,815 1,835
Broward County Airport, 5.00%, 10/1/33  (2) 1,295 1,302
Broward County Airport, 5.00%, 10/1/34  (2) 1,500 1,499
Broward County Airport, Series A, 5.00%, 10/1/33  (2) 4,840 4,890
Broward County Airport, Series A, 5.00%, 10/1/34  (2) 5,500 5,517

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Broward County Airport, Series A, 5.25%, 10/1/29 (Prerefunded
10/1/23)  (2)(3) 1,650 1,677
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,704
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 1,922
Broward County Port Fac., Series D, 5.00%, 9/1/26  (2) 2,760 2,863
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  750 755
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  1,250 1,254
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/27  1,500 1,499
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/28  1,500 1,494
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  500 495
Central Florida Expressway Auth., 4.00%, 7/1/35  (5) 3,500 3,317
Central Florida Expressway Auth., 4.00%, 7/1/37  (5) 4,000 3,692
Central Florida Expressway Auth., 4.00%, 7/1/39  (5) 3,070 2,781
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 17,641
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29  4,965 5,304
Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23  8,035 8,128
Florida DOT, Garvees, Series A, DOT, 5.00%, 7/1/30  10,085 10,985
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,258
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25  (2) 2,785 2,862
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/27  (2) 15,315 15,843
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29  (2) 8,285 8,577
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34  (2) 3,000 3,007
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35  (2) 6,500 6,445
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44  (2) 4,580 4,495
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A,
5.00%, 10/1/23  (2) 1,480 1,495
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/33 (Prerefunded 10/1/24)  (3) 5,160 5,327
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/34 (Prerefunded 10/1/24)  (3) 3,090 3,190
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 1.60%, 11/15/42  4,200 4,200
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,174
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,269
Miami-Dade County Aviation, 5.00%, 10/1/27  (2) 2,925 2,956
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24  (2) 10,000 10,057
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29  (2) 1,800 1,815
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30  (2) 6,950 6,992
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32  (2) 9,590 9,615
Miami-Dade County Expressway Auth., Series 14A, 5.00%, 7/1/30  2,000 2,033

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,251
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,930
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,608
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,030
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,055
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,617
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,921
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,826
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45  (2)
(5) 6,450 5,362
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 935
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 483
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/41  1,250 1,120
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 1,553
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/44  1,400 1,211
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  850 723
Orange County School Board, Series C, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25)  (3) 16,675 17,409
Orange County School Board, Series C, COP, 5.00%, 8/1/33  5,535 5,713
Orange County School Board, Series D, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25)  (3) 2,250 2,346
Orlando-Orange County Expressway Auth., 5.00%, 7/1/28
(Prerefunded 7/1/23)  (3) 4,990 5,050
Orlando-Orange County Expressway Auth., Series B, 5.00%,
7/1/24 (Prerefunded 7/1/23)  (3) 1,830 1,851
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  2,150 1,878
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/36  2,500 2,032
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27
(Prerefunded 6/1/23)  (3) 3,900 3,941
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23  1,015 1,026
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,545
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,189
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/27  400 419
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/28  325 340
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/29  420 439
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/30  365 381
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/31  700 725
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/32  1,070 1,101

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/33  455 468
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
2, STEP, 0.00%, 5/1/40  255 222
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
3, 6.61%, 5/1/40  (6)(7) 280 —
338,713
GEORGIA 6.1%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  (9) 2,250 2,448
Atlanta, Series A-1, GO, 5.00%, 12/1/36  (9) 2,350 2,541
Atlanta Airport, Dept. of Aviation, Series A, 5.00%, 7/1/36  1,090 1,147
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,326
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,359
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  3,435 3,049
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41  1,200 1,058
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42  5,145 4,497
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/39  (2) 1,000 883
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/41  (2) 1,000 857
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27  1,825 1,854
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29  12,485 12,671
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30  10,500 10,647
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31  14,440 14,626
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33  2,055 2,076
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36  5,585 5,819
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38  5,000 5,160
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/40  14,055 14,365
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  2,805 1,487
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  9,705 5,144
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  3,065 1,624
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,403
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,398
Atlanta Water & Wastewater, 5.00%, 11/1/31  10,800 11,139
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded
5/1/25)  (3) 6,000 6,249
Burke County Dev. Auth., Georgia Power Vogtle Project, VRDN,
PCR, 1.79%, 7/1/49  14,425 14,425
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/25  1,075 1,104
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  5,395 5,408
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 511

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/33  1,250 1,273
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,281
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,533
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/31  400 409
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/32  1,000 1,021
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/33  2,000 2,037
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/34  2,515 2,560
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/26  1,860 1,895
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/28  1,200 1,228
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/29  1,780 1,820
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/30  6,300 6,434
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/35  5,000 5,040
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/37  2,500 2,512
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/28  2,500 2,637
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/29  2,750 2,899
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/31  2,365 2,476
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/32  3,660 3,794
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/33  3,390 3,499
Georgia Ports Auth., 4.00%, 7/1/38  3,180 2,991
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,334
Georgia Ports Auth., 4.00%, 7/1/42  2,875 2,591
Georgia Ports Auth., 4.00%, 7/1/43  6,750 6,033
Georgia Ports Auth., 5.00%, 7/1/35  3,000 3,245
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/32  1,000 1,021
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/34  1,205 1,225
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/35  1,000 1,016

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,800 3,852
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,556
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 11,551
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  2,330 2,251
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  2,000 1,875
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,000 9,937
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  22,310 21,415
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  23,805 22,291
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 5,228
Monroe County Dev. Auth., Florida Power & Light, VRDN, 1.95%,
6/1/49  (2) 200 200
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 9,627
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,936
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,022
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,085
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 678
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30  2,675 2,769
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31  1,560 1,606
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32  1,700 1,760
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33  1,845 1,880
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34  2,005 2,034
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35  3,415 3,441
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 8,916
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/35  255 263
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/36  325 332
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/37  455 462
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 476
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/39  765 771
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,286

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24  (10) 330 336
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34 (Prerefunded 1/1/24)  (3) 3,000 3,122
336,037
HAWAII 0.4%
Hawaii Airports System, Series A, 5.00%, 7/1/43  (2) 6,000 5,781
Hawaii Airports System, Series D, 4.00%, 7/1/37  16,800 15,074
20,855
IDAHO 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,071
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,015
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 754
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 656
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 731
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 725
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,007
Idaho HFA, Saint Luke's Health, Series C, VRDN, 1.64%, 3/1/48  1,200 1,200
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,272
9,431
ILLINOIS 3.4%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (2) 23,000 23,331
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29  (2) 5,450 5,504
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30  (2) 13,000 13,110
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 3,701
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,758
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,061
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,258
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,464
Illinois, GO, 4.00%, 6/1/32  530 479
Illinois, GO, 4.00%, 6/1/35  2,075 1,794
Illinois, GO, 5.50%, 5/1/24  1,000 1,016
Illinois, GO, 5.50%, 5/1/25  1,000 1,020
Illinois, Series A, GO, 5.00%, 3/1/24  345 348
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,066
Illinois, Series A, GO, 5.00%, 11/1/25  4,115 4,147
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,518
Illinois, Series A, GO, 5.00%, 3/1/27  4,000 4,024
Illinois, Series A, GO, 5.00%, 3/1/27  3,000 3,018
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 7,710
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,384
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,007
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,353
Illinois, Series B, GO, 5.00%, 3/1/24  875 883

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Illinois, Series B, GO, 5.00%, 3/1/25  1,375 1,386
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,342
Illinois, Series B, GO, 5.00%, 3/1/27  4,525 4,553
Illinois, Series C, GO, 5.00%, 11/1/29  6,500 6,503
Illinois, Series D, GO, 5.00%, 11/1/24  4,385 4,423
Illinois, Series D, GO, 5.00%, 11/1/25  20,535 20,694
Illinois, Series D, GO, 5.00%, 11/1/28  7,985 7,995
Illinois Fin. Auth., Series A, 4.00%, 7/15/35  2,625 2,461
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 4,657
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 2,954
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 3,893
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 6,026
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 1.60%, 7/15/55  4,100 4,100
Illinois Fin. Auth., OSF Healthcare System, Series B, VRDN, 1.64%,
11/15/37  1,700 1,700
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN, 1.64%,
11/15/37  100 100
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,314
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,185
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35  2,750 2,366
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 1,661
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39  3,000 2,462
189,729
INDIANA 0.1%
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%,
1/1/29  4,250 4,367
Valparaiso, Pratt Paper, 5.875%, 1/1/24  (2) 650 657
5,024
IOWA 0.4%
Iowa Fin. Auth., Unity Point Health, Series F, VRDN, 1.60%, 7/1/41  975 975
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  24,050 24,026
25,001
KANSAS 0.1%
Kansas DFA, Adventist Health/Sunbelt, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  1,520 1,611
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/23  1,155 1,156
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,001
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,045
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,278
7,091

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
KENTUCKY 1.4%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 678
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 830
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 383
Ashland, Ashland Medical Center, 5.00%, 2/1/31  460 466
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 126
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 8,877
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,180
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,362
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,015
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,279
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  26,805 24,542
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  23,350 22,070
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 1.73%, 1/1/29  (2) 3,300 3,300
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series B, VRDN, 1.74%, 1/1/29  (2) 6,100 6,100
80,208
LOUISIANA 0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24)  (2) 8,925 8,297
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  5,075 4,958
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29  (2) 4,400 4,436
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31  (2) 6,000 6,035
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%, 6/1/37
(Tender 4/1/23)  1,900 1,882
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,370
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
5/15/23  1,500 1,513
30,491
MARYLAND 2.9%
Baltimore City, Series C, 5.00%, 7/1/27  500 509
Baltimore City, Series C, 5.00%, 7/1/28  1,165 1,186
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 3,710
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26  3,030 3,088

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,239
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23  990 989
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24  2,500 2,481
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,550 1,543
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,576
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 5,901
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/27  (2) 1,000 1,031
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28  (2) 1,000 1,031
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29  (2) 1,000 1,031
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30  (2) 1,000 1,028
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31  (2) 1,150 1,182
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32  (2) 2,500 2,542
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33  (2) 1,150 1,165
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34  (2) 1,000 1,005
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35  (2) 1,000 992
Maryland Economic Dev., Morgan State Univ., Series A, 5.375%,
7/1/38  (9) 1,350 1,366
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,187
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,040 1,071
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,034
Maryland HHEFA, 5.00%, 7/1/28 (Prerefunded 7/1/24)  (3) 2,275 2,336
Maryland HHEFA, 5.00%, 7/1/29 (Prerefunded 7/1/24)  (3) 2,350 2,413
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29  2,000 2,087
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30  2,180 2,268
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31  1,950 2,025
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 2,748
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,536
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,827
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,693
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,519
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,029
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  2,020 2,025
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/33  1,000 1,006
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  8,705 8,944
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,400 2,501
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24)  (3) 3,200 3,301
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,340
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,422

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,142
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,169
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/30  (2) 1,000 1,022
Montgomery County, Series A, GO, 5.00%, 11/1/25  11,060 11,614
Montgomery County, Series C, GO, 5.00%, 10/1/24  11,460 11,837
Prince George's County, Series A, GO, 5.00%, 7/1/31  15,000 16,755
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22  520 520
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23  650 648
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,422
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,029
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 4,784
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  1,230 1,223
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 738
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 971
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 869
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,265
158,915
MASSACHUSETTS 0.9%
Massachusetts, GO, 5.00%, 7/1/38  3,250 3,452
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,527
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,338
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 3,998
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 3,704
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2,
VRDN, 5.00%, 7/1/38 (Tender 1/30/25)  10,000 10,310
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/40  11,590 12,208
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/41  10,000 10,518
50,055
MICHIGAN 3.8%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25  (5) 605 620
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26  (5) 500 511

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27  (5) 1,280 1,308
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28  (5) 1,000 1,020
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30  (5) 1,200 1,223
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,331
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 8,927
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,642
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 14,626
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,407
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,758
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  8,000 8,125
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 9,954
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,513
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,480
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,777
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,014
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  8,890 9,172
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30  11,880 12,184
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31  3,000 3,063
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32  480 488
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  6,580 6,646
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/41  8,695 8,639
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,580
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,029
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 873
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,303
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,200
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/34  4,000 4,118
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/35  5,750 5,886
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  5,000 5,088
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,385
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 (Prerefunded 12/1/27)  (3) 155 166
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 1,800

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,106
Wayne County, Series C, 5.00%, 12/1/37  (1)(2)(5) 14,615 14,407
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  2,020 2,020
Wayne County Airport Auth., Series B, 5.00%, 12/1/26  (2) 3,155 3,225
Wayne County Airport Auth., Series B, 5.00%, 12/1/27  (2) 1,810 1,853
Wayne County Airport Auth., Series B, 5.00%, 12/1/28  (2) 800 818
Wayne County Airport Auth., Series B, 5.00%, 12/1/29  (2) 600 611
Wayne County Airport Auth., Series B, 5.00%, 12/1/30  (2) 1,360 1,378
Wayne County Airport Auth., Series B, 5.00%, 12/1/31  (2) 800 806
Wayne County Airport Auth., Series B, 5.00%, 12/1/32  (2) 1,450 1,454
Wayne County Airport Auth., Series B, 5.00%, 12/1/38  (2) 1,595 1,571
Wayne County Airport Auth., Series F, 5.00%, 12/1/26  (2) 3,850 3,935
Wayne County Airport Auth., Series F, 5.00%, 12/1/28  (2) 8,125 8,262
Wayne County Airport Auth., Series F, 5.00%, 12/1/34  (2) 3,500 3,470
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,506
212,278
MINNESOTA 0.7%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27  6,500 6,596
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31  3,580 3,618
Minnesota, Series A, GO, 5.00%, 8/1/37  5,865 6,366
Minnesota Municipal Gas Agency, Series A, VRDN, 4.00%,
12/1/52 (Tender 12/1/27)  21,295 20,502
37,082
MISSISSIPPI 0.1%
Mississippi Business Fin., VRDN, 1.90%, 7/1/25  (2) 600 600
Mississippi Business Fin., Gulf Power, VRDN, 1.95%, 11/1/42  (2) 4,100 4,100
4,700
MISSOURI 0.8%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38  (2) 6,400 5,540
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31  (2) 3,720 3,799
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33  (2) 2,550 2,563
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  17,960 19,216
Missouri HEFA, Saint Louis Univ., Series B-2, VRDN, 1.66%,
10/1/35  2,350 2,350
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 4,880
Saint Louis Airport, Series B, 5.00%, 7/1/23  (2)(5) 975 983
Saint Louis Airport, Series B, 5.00%, 7/1/24  (2)(5) 1,075 1,094
Saint Louis Airport, Series B, 5.00%, 7/1/25  (2)(5) 2,725 2,785
43,210

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23  835 833
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 875
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 915
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 953
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,034
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,187
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 419
6,216
NEBRASKA 0.6%
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  8,580 8,475
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 4,069
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29  4,000 4,081
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30  10,000 10,193
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 2,031
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32  5,805 5,873
34,722
NEVADA 0.2%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,173
Truckee Meadows Water Auth., 5.00%, 7/1/34  3,965 4,126
Truckee Meadows Water Auth., 5.00%, 7/1/35  1,195 1,242
9,541
NEW HAMPSHIRE 0.2%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  10,999 10,146
10,146
NEW JERSEY 2.3%
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23  (2) 1,735 1,732
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30  (2) 2,000 1,970
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 1,984
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 5,302
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/33  4,750 4,835
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/34  4,350 4,388
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27  (5) 1,200 1,255
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.25%, 7/1/28  5,000 5,053
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 5,421

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  4,000 4,092
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 5,848
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 7,550
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 2,750
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/31  5,000 5,179
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,083
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,069
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,076
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 2,663
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/40  3,275 2,813
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 4,966
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  2,220 2,266
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  5,070 4,874
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/24  5,000 5,109
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/24  5,225 5,339
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 5,253
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25  2,000 2,066
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/30  11,750 11,861
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/31  1,425 1,422
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32  6,000 5,959
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/23  1,945 1,959
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/24  2,630 2,674
125,811
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 1,902

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  5,750 5,647
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  9,750 10,055
17,604
NEW YORK 12.2%
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/44  5,000 4,365
Dormitory Auth. of the State of New York, Series B, 5.00%,
2/15/26  (10) 12,575 13,232
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30  1,250 1,306
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,403
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/32  5,525 5,886
Dormitory Auth. of the State of New York, Orange Regional
Medical, 5.00%, 12/1/31  (1) 1,100 1,081
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/25 (Prerefunded 5/1/23)  (3) 25 25
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  975 977
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28  6,300 6,418
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 8,718
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,985 19,957
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 24,071
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 8,428
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,218
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,534
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series B, 5.00%, 2/15/26  7,425 7,789
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24  6,180 6,310
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 9,799
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 10,072
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,027
Metropolitan Transportation Auth., Series E-1, VRDN, 1.60%,
11/15/50  1,250 1,250
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.00%, 11/15/27  9,925 9,935

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (1) 680 564
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  1,224 623
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,676
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 13,565
New York City, Series A-1, GO, 4.00%, 8/1/40  17,365 15,546
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 9,281
New York City, Series A-1, GO, 5.00%, 8/1/30  5,025 5,530
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,080
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,853
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,158
New York City, Series D, GO, 5.00%, 8/1/28  9,965 10,005
New York City, Series E, GO, 5.00%, 8/1/28  6,125 6,198
New York City, Series E, GO, 5.00%, 8/1/29  2,770 2,781
New York City, Series F-1, GO, 5.00%, 3/1/28 (Prerefunded
3/1/23)  (3) 9,000 9,055
New York City, Series F-1, GO, 5.00%, 3/1/44  5,700 5,843
New York City, Series I, GO, 5.00%, 3/1/28  14,730 15,005
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,650
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/40  5,195 5,329
New York City Municipal Water Fin. Auth., Series BB, 5.00%,
6/15/31  5,680 6,000
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 9,164
New York City Municipal Water Fin. Auth., Series CC, 4.00%,
6/15/41  2,530 2,273
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 4,597
New York City Transitional Fin. Auth. Future Tax, 4.00%, 5/1/39  4,505 4,105
New York City Transitional Fin. Auth. Future Tax, Series B-1, 4.00%,
8/1/45  10,000 8,628
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 17,117
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,174
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,385
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
11/1/31  5,000 5,468
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 3,671
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  11,500 11,840

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,353
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 11/1/39  3,995 3,633
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/35  10,600 11,195
New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%,
11/1/27  19,480 20,251
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  6,000 5,472
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,353
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/37  9,320 9,738
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 1.59%, 2/1/45  1,100 1,100
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  11,300 11,769
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,115
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,714
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  6,930 7,166
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  7,000 6,006
New York State Thruway Auth., Series A-1, 4.00%, 3/15/46  5,000 4,265
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/25  1,000 1,006
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/27  2,830 2,847
New York State Urban Dev., Series E, 4.00%, 3/15/43  8,335 7,305
New York State Urban Dev., Personal Income Tax, 5.00%, 9/15/31  11,105 12,212
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/39  4,500 4,107
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  6,325 6,476
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/41  5,250 5,425
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/28  14,775 14,861
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 19,629
New York Transportation Dev., American Airlines, 5.00%,
8/1/26  (2) 6,500 6,469
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (2) 4,980 4,883
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26  (2) 5,165 5,153

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31  (2) 5,535 5,453
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/23  (2) 1,575 1,585
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24  (2) 1,250 1,264
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25  (2) 850 862
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28  (2) 1,450 1,452
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29  (2) 1,000 997
New York Transportation Dev., Terminal One Group, 5.00%,
1/1/23  (2) 1,845 1,847
Port Auth. of New York & New Jersey, 5.00%, 11/1/32  (2) 4,595 4,644
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28  (2) 5,410 5,473
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26  (2) 28,545 29,457
Port Auth. of New York & New Jersey, Series 222, 5.00%, 7/15/34  5,000 5,307
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/40  (2) 5,100 4,423
Port Auth. of New York & New Jersey, Consolidated Bonds, 4.00%,
9/1/39  (2) 1,400 1,221
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/32  150 162
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/33  3,065 3,284
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26  32,550 32,597
677,496
NORTH CAROLINA 1.9%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35  1,880 1,752
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 1,726
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,010
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/39  610 546
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/40  2,030 1,802
Charlotte Water & Sewer, 5.00%, 7/1/24  5,000 5,144
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 17,418
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%,
1/15/35  5,000 4,765
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/34  3,700 3,783
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/38  3,000 3,034
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
Series C, VRDN, 1.64%, 1/15/37  1,680 1,680

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
(Prerefunded 10/1/27)  (3) 4,235 4,548
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%,
1/1/33  5,205 5,398
North Carolina Medical Care Commission, Moses Cone Health
Systems, Series B, VRDN, 1.66%, 10/1/35  800 800
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  595 595
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  705 703
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  485 482
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/31 (Prerefunded 6/1/25)  (3) 7,000 7,265
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/32 (Prerefunded 6/1/25)  (3) 2,000 2,076
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series A, 5.00%, 1/1/31  10,025 10,386
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/29  3,000 3,119
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26)  (3) 215 225
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Unrefunded Balance, Series C, 5.00%, 1/1/30  9,785 10,157
North Carolina Turnpike Auth., 5.00%, 1/1/24  (5) 700 713
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,320 1,327
North Carolina Turnpike Auth., 5.00%, 1/1/26  (5) 1,350 1,405
North Carolina Turnpike Auth., 5.00%, 1/1/27  (5) 2,400 2,524
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  10,000 10,121
105,504
OHIO 1.0%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  23,475 19,757
Cleveland Airport, Series A, 5.00%, 1/1/27  (5) 1,525 1,561
Cleveland Airport, Series A, 5.00%, 1/1/28  (5) 3,055 3,119
Cleveland Airport, Series A, 5.00%, 1/1/30  (5) 1,650 1,677
Cleveland Airport, Series A, 5.00%, 1/1/31  (5) 1,000 1,014
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 4,709
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,155
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,044
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,662
Hamilton County, Life Enriching Community, 5.00%, 1/1/23  400 400
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  525 523
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 794
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 544
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,423

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29
(Prerefunded 11/12/23)  (3) 1,435 1,464
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23)  (3) 2,670 2,707
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 1.60%, 1/1/43  2,100 2,100
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31  5,480 5,801
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33  2,735 2,873
54,327
OREGON 0.5%
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/23  250 249
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/25  280 276
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/27  305 296
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/28  320 307
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/29  335 318
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/30  355 333
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/31  370 344
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/32  390 359
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/33  410 372
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/25  500 516
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 469
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 522
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 1,705
Oregon, Series E, GO, 5.00%, 6/1/35  850 923
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,527
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 1,864
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 5,574
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 1,590
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30  (2) 3,185 3,240
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31  (2) 1,685 1,709
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32  (2) 1,135 1,145
Port of Portland Airport, Series 28, 4.00%, 7/1/36  (2) 2,000 1,831
25,469

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
PENNSYLVANIA 1.2%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/27  550 555
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 605
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/29  600 603
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 648
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/23  (1) 500 501
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28  (1) 2,250 2,174
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33  (1) 1,500 1,391
Chester County IDA, Longwood, 4.00%, 12/1/37  1,175 1,076
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,600
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,016
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 2,224
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/25  1,655 1,696
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/26  2,000 2,065
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/27  2,000 2,079
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36  (1) 4,005 3,369
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/32  800 840
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/33  2,000 2,083
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/34  1,125 1,164
Philadelphia Airport, Series C, 5.00%, 7/1/28  (2) 9,280 9,514
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35  (5) 3,250 3,322
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36  (5) 2,000 2,040
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37  (5) 1,605 1,631
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31  (5) 9,160 9,452
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32  (5) 10,000 10,277
63,925

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
PUERTO RICO 3.8%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (7)(11) 13,085 5,970
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  (1) 7,470 6,960
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (1) 15,000 13,750
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47  (1) 5,000 4,268
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  879 799
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  3,383 1,719
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  12,215 10,336
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  2,363 1,931
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,028 1,613
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,757 2,097
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  1,468 1,470
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,928 2,926
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,488 3,512
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  10,670 10,732
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  49,272 49,568
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (7)(12) 130 97
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (7)
(12) 170 128
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (7)
(12) 500 375
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (7)(12) 630 471
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (7)(12) 2,380 1,785
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (7)(12) 830 622
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (7)(12) 985 739
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (7)(12) 130 97
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (7)
(12) 70 53
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (7)
(12) 6,525 4,894
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (7)
(12) 535 402
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (7)(12) 215 161

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (7)(12) 610 457
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (7)(12) 480 364
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (7)(12) 150 110
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (7)(12) 265 198
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (7)(12) 190 143
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (7)(12) 1,890 1,413
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (7)(12) 530 398
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (7)(12) 225 169
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  20,221 18,333
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  16,723 14,340
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,647 5,887
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  36,135 19,382
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  21,870 18,342
Puerto Rico Sales Tax Fin., Restructured, Series A-2-Converted,
4.329%, 7/1/40  2,365 1,984
208,995
RHODE ISLAND 0.2%
Central Falls Detention Fac., 7.25%, 7/15/35  (6)(7) 980 176
Rhode Island Health & Ed. Building, Care New England, Series A,
5.00%, 9/1/23  (10) 1,000 1,015
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  1,950 1,962
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  5,025 5,015
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  1,425 1,412
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  1,630 1,610
11,190
SOUTH CAROLINA 0.9%
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/27  2,595 2,719
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/29  3,010 3,134
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/26 (Prerefunded 11/1/22)  (3) 1,000 1,000
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,185 7,366
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 8,494

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/43  4,440 4,306
South Carolina Public Service Auth., Series A, 4.00%, 12/1/37  2,000 1,777
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40  5,750 5,675
South Carolina Public Service Auth., Series B, 5.00%, 12/1/43  7,875 7,673
Spartanburg Regional Health Services Dist., 5.00%, 4/15/30  2,140 2,227
Spartanburg Regional Health Services Dist., 5.00%, 4/15/31  2,245 2,337
Spartanburg Regional Health Services Dist., 5.00%, 4/15/32  1,340 1,394
48,102
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,338
4,338
TENNESSEE 2.0%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/25  1,300 1,302
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/26  1,000 997
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/27  1,050 1,044
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/28  1,000 991
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/29  1,000 989
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25  2,500 2,514
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 2,787
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  5,560 5,570
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/32  4,000 4,003
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/33  9,060 9,062
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/34  4,550 4,550
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,015
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,255 2,215
Memphis-Shelby County Airport Auth., Series A, 5.00%, 7/1/45  (2) 12,235 11,679
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24  (2) 670 682
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25  (2) 2,350 2,402
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO,
5.00%, 7/1/32 (Prerefunded 7/1/25)  (3) 8,000 8,353

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,298
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  12,290 12,707
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,010
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 7,261
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  12,910 13,001
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 4,998
111,430
TEXAS 10.2%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35  (5) 2,500 2,602
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33  (2) 2,000 2,020
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25  (2) 650 666
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26  (2) 1,100 1,132
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29  (2) 1,200 1,223
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31  (2) 1,550 1,571
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32  (2) 1,700 1,732
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33  (2) 1,130 1,136
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36  (2) 1,000 991
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37  (2) 2,680 2,642
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/23  2,450 2,451
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24  1,130 1,132
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 702
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,795
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,450
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,790
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,404
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 977

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/23  1,000 999
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24  500 497
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30  5,340 5,632
Central Texas Regional Mobility Auth., 5.00%, 1/1/23  1,050 1,052
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23  475 476
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45  4,750 4,555
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,468
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,307
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 6,334
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 847
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,136
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,200 1,255
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33  10,000 10,068
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29  3,840 3,977
Cypress-Fairbanks Independent School Dist., Series A, GO,
4.00%, 2/15/37  675 640
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32
(Prerefunded 12/1/25)  (3) 5,000 5,245
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24  1,025 1,053
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25  910 945
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26  1,500 1,574
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29  (2) 6,000 6,042
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28  2,000 2,029
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28  1,850 1,877
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/45  19,285 16,503
Grand Parkway Transportation, Tela Supported, Series A, 5.00%,
10/1/34  8,495 8,924
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 5,638
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/24  2,170 2,232
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24)  (3) 3,300 3,412
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., 1.80%,
11/1/22  2,600 2,600
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 1.64%, 12/1/59  2,665 2,665
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,199
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,710
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,277
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35  (2) 8,350 7,855

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24  (2) 6,100 6,071
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29  (2) 10,200 10,052
Houston Combined Utility, Series A, 4.00%, 11/15/33  1,200 1,184
Houston Combined Utility, Series A, 4.00%, 11/15/34  1,225 1,195
Houston Combined Utility, Series A, Zero Coupon, 12/1/25  (5)(10) 7,510 6,725
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 9,158
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 6,807
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,710 3,926
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31  3,275 3,425
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32  6,500 6,782
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,535
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/31  750 800
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/32  1,000 1,064
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/33  1,100 1,165
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/34  1,000 1,053
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/35  1,100 1,153
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/36  2,750 2,866
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/37  1,335 1,388
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/38  1,900 1,973
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/39  1,400 1,448
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/40  1,500 1,547
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  4,250 4,343
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/46  5,375 5,378
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/26  2,890 2,915
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/28  9,800 9,885
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/30  13,805 13,924
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/31  10,125 10,209
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/36  6,055 6,096
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/41  1,520 1,557

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.25%, 5/15/40  2,265 2,386
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/30  4,450 4,593
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/31  4,630 4,776
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (1)(2) 10,700 10,068
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23  250 253
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 507
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 756
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  1,020 1,027
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,158
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 784
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 838
North Texas Tollway Auth., 1st Tier, 5.00%, 1/1/23  (10) 1,235 1,239
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31  3,750 3,899
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/25  2,000 2,005
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/26  2,495 2,502
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27  5,525 5,615
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,298
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  3,305 3,425
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 13,913
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/25  2,640 2,647
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/26  700 702
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,767
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31  10,690 10,832
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 1,885
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,037
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%,
1/1/31  2,000 2,070
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26  (1)(2) 300 266
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27  (1)(2) 550 471
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28  (1)(2) 525 434
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,376
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,564
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 1,793
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,250
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,560

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,701
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  24,080 24,942
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  4,460 4,590
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  21,700 21,971
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  9,200 9,292
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  7,825 7,865
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  1,990 1,991
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,004
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,487
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  7,425 7,321
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,643
Texas Transportation Commission, 1st Tier, 5.00%, 10/1/23  14,000 14,229
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  14,785 15,138
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 7,503
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 470
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,241
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 13,199
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 8,437
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33  19,495 20,560
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,571
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,645
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28  12,080 12,383
566,942
UTAH 1.5%
Murray City, IHC Health Services, Series A, VRDN, 1.64%, 5/15/37  1,800 1,800
Murray City, IHC Health Services, Series B, VRDN, 1.64%, 5/15/37  10,200 10,200
Murray City, IHC Health Services, Series C, VRDN, 1.64%, 5/15/36  1,200 1,200
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32  (2) 3,925 3,948
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31  (2) 3,500 3,555
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32  (2) 1,825 1,842
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32  (2) 8,750 8,892
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35  (2) 11,070 10,995

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Salt Lake City Airport, Series A, 4.00%, 7/1/41  (2)(4) 10,435 8,869
Salt Lake City Airport, Series A, 5.00%, 7/1/30  (2) 2,200 2,239
Salt Lake City Airport, Series A, 5.00%, 7/1/31  (2) 2,560 2,594
Salt Lake City Airport, Series A, 5.00%, 7/1/33  (2) 5,050 5,059
Salt Lake City Airport, Series A, 5.00%, 7/1/34  (2) 4,155 4,164
Salt Lake City Airport, Series A, 5.00%, 7/1/35  (2) 3,500 3,476
Salt Lake City Airport, Series A, 5.00%, 7/1/36  (2) 6,000 5,941
Salt Lake City Airport, Series A, 5.00%, 7/1/38  (2) 4,665 4,595
Vineyard Redev. Agency, 4.00%, 5/1/32  (5) 135 135
Vineyard Redev. Agency, 4.00%, 5/1/34  (5) 300 295
Vineyard Redev. Agency, 4.00%, 5/1/36  (5) 250 242
Vineyard Redev. Agency, 4.00%, 5/1/38  (5) 270 250
Vineyard Redev. Agency, 4.00%, 5/1/39  (5) 225 208
Vineyard Redev. Agency, 4.00%, 5/1/40  (5) 320 293
Vineyard Redev. Agency, 5.00%, 5/1/29  (5) 385 415
Vineyard Redev. Agency, 5.00%, 5/1/30  (5) 215 233
Vineyard Redev. Agency, 5.00%, 5/1/31  (5) 235 255
81,695
VIRGINIA 4.6%
Albemarle County Economic Dev. Auth., Sentara Martha Jefferson
Hosp., Series B, VRDN, 1.62%, 10/1/48  3,200 3,200
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  555 583
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  1,265 1,320
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,405 2,498
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,033
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  510 512
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/30  1,400 1,536
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/31  1,450 1,586
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  2,200 2,397
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,815 4,940
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,662
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 2,939
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,244
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  4,795 5,042
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,904
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,663
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,009
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27 (Prerefunded 6/15/25)  (3) 3,125 3,229

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/28 (Prerefunded 6/15/25)  (3) 3,160 3,265
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26)  (3) 1,190 1,262
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
7/1/29 (Prerefunded 7/1/24)  (3) 3,890 3,997
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26)  (3) 3,635 3,854
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26)  (3) 5,700 6,044
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,408
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  3,795 4,015
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  6,540 6,993
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded
7/1/25)  (3) 7,925 8,274
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded
7/1/25)  (3) 13,000 13,573
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 5,083
Virginia College Building Auth., Series A, 5.00%, 9/1/29
(Prerefunded 9/1/26)  (3) 175 185
Virginia College Building Auth., Series A, 5.00%, 2/1/30
(Prerefunded 2/1/25)  (3) 13,800 14,319
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  5,940 5,546
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25  5,500 5,722
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 8,454
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,530
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,282
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25  4,040 4,193
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 9,114
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,166
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 12,277
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30  (2) 2,000 1,894
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32  (2) 5,125 4,733
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33  (2) 3,250 2,958

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34  (2) 4,000 3,594
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35  (2) 3,660 3,262
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35  (2) 2,850 2,527
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37  (2) 7,200 6,245
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38  (2) 5,000 4,286
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40  (2) 5,655 4,742
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33  (2) 5,000 5,009
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34  (2) 5,660 5,606
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35  (2) 5,000 4,925
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36  (2) 2,000 1,966
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37  (2) 2,000 1,953
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37  (2) 5,665 5,529
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38  (2) 2,095 2,033
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 259
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,342
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,060
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/27 (Prerefunded 1/1/24)  (3) 750 764
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/28 (Prerefunded 1/1/24)  (3) 450 459
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/29 (Prerefunded 1/1/24)  (3) 945 963
251,962
WASHINGTON 4.0%
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/40  12,500 11,324
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/41  5,345 4,813
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31 (Prerefunded 11/1/25)  (3) 18,605 19,521

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/32 (Prerefunded 11/1/25)  (3) 6,480 6,799
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  35,355 36,912
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/30  2,640 2,750
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  4,850 5,126
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 2,704
Port of Seattle, Series B, 5.00%, 10/1/25  (2) 4,845 5,020
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,042
Port of Seattle, Series C, 5.00%, 8/1/37  (2) 10,605 10,644
Washington, Series C, GO, 5.00%, 2/1/35  9,775 10,594
Washington, Series C, GO, 5.00%, 2/1/46  6,530 6,784
Washington, Series R-2021A, GO, 5.00%, 6/1/33  2,150 2,331
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)  5,500 5,561
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  1,550 1,574
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29  7,415 7,728
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/29  12,850 13,281
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/32  9,200 9,473
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,354
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,207
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,918
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33  4,500 4,713
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34  5,000 5,219
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34  18,485 19,453
222,845
WEST VIRGINIA 0.1%
West Virginia Parkways Auth., 5.00%, 6/1/36  1,285 1,379
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 1,604
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 1,599
West Virginia Parkways Auth., 5.00%, 6/1/39  1,525 1,607
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 1,837
8,026
WISCONSIN 1.3%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 1.60%,
4/1/48  2,400 2,400
Wisconsin, Series 1, GO, 5.00%, 5/1/31  2,805 3,087
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 14,414
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 14,638
Wisconsin, Series 3, GO, 5.00%, 11/1/32  10,835 11,480
Wisconsin, Series A, GO, 5.00%, 5/1/34  14,545 14,945

T. ROWE PRICE Summit Municipal Intermediate Fund

Par $ Value
(Amounts in 000s)
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)  4,500 4,578
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23  515 522
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 976
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,477
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 1,807
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 812
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27  (1) 1,950 1,884
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31  (1) 1,220 1,127
74,147
Total Investments in Securities
96.6% of Net Assets
(Cost $5,789,686) $ 5,347,012
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$98,267 and represents 1.8% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Build America Mutual Assurance Company
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) When-issued security
(10) Escrowed to maturity
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,789,686) $ 5,347,012
Cash 95,220
Interest receivable 78,476
Receivable for investment securities sold 22,090
Receivable for shares sold 21,297
Due from affiliates 60
Other assets 84
Total assets 5,564,239
Liabilities
Payable for shares redeemed 18,341
Payable for investment securities purchased 8,245
Investment management fees payable 1,732
Payable to directors 1
Other liabilities 2,422
Total liabilities 30,741
NET ASSETS $ 5,533,498

T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (526,053)
Paid-in capital applicable to 514,931,233 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 6,059,551
NET ASSETS $ 5,533,498
NET ASSET VALUE PER SHARE
Investor Class
($2,339,123,335 / 217,561,650 shares outstanding) $ 10.75
Advisor Class
($4,220,434 / 392,785 shares outstanding) $ 10.74
I Class
($3,190,154,022 / 296,976,798 shares outstanding) $ 10.74

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements
Year
Ended
10/31/22
Investment Income (Loss)
Interest income $ 168,230
Expenses
Investment management 22,811
Shareholder servicing
Investor Class $ 3,929
Advisor Class 9
I Class 67 4,005
Rule 12b-1 fees
Advisor Class 12
Prospectus and shareholder reports
Investor Class 220
Advisor Class 1
I Class 39 260
Custody and accounting 310
Registration 214
Legal and audit 47
Directors 15
Miscellaneous 30
Waived / paid by Price Associates (649)
Total expenses 27,055
Net investment income 141,175
Realized and Unrealized Gain / Loss –
Net realized loss on securities (65,809)
Change in net unrealized gain / loss on securities (765,007)
Net realized and unrealized gain / loss (830,816)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (689,641)

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 141,175 $ 135,271
Net realized gain (loss) (65,809) 9,551
Change in net unrealized gain / loss (765,007) 8,538
Increase (decrease) in net assets from operations (689,641) 153,360
Distributions to shareholders
Net earnings
Investor Class (60,210) (66,542)
Advisor Class (95) (99)
I Class (80,087) (68,335)
Decrease in net assets from distributions (140,392) (134,976)
Capital share transactions
*
Shares sold
Investor Class 741,932 944,374
Advisor Class 1,074 742
I Class 2,197,820 1,208,784
Distributions reinvested
Investor Class 53,769 54,024
Advisor Class 95 99
I Class 63,627 57,676
Shares redeemed
Investor Class (1,347,103) (847,078)
Advisor Class (1,753) (719)
I Class (2,153,329) (503,971)
Increase (decrease) in net assets from capital share
transactions (443,868) 913,931

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Increase (decrease) during period (1,273,901) 932,315
Beginning of period 6,807,399 5,875,084
End of period $ 5,533,498 $ 6,807,399
*Share information (000s)
Shares sold
Investor Class 64,704 76,241
Advisor Class 96 60
I Class 192,220 97,512
Distributions reinvested
Investor Class 4,668 4,368
Advisor Class 8 8
I Class 5,543 4,667
Shares redeemed
Investor Class (116,961) (68,244)
Advisor Class (155) (58)
I Class (190,272) (40,776)
Increase (decrease) in shares outstanding (40,149) 73,778

T. ROWE PRICE Summit Municipal Intermediate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal Intermediate Fund (Investor Class), the
Summit Municipal Intermediate Fund–Advisor Class (Advisor Class) and the Summit
Municipal Intermediate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Summit Municipal Intermediate Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Summit Municipal Intermediate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE Summit Municipal Intermediate Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Intermediate Fund

Valuation Inputs   On October 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding

T. ROWE PRICE Summit Municipal Intermediate Fund

the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,258,594,000 and $1,735,704,000, respectively, for the year ended
October 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE Summit Municipal Intermediate Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital
gains, if any) $ 392  $ 48
Tax-exempt income 140,000  134,928
Total distributions $ 140,392  $ 134,976
($000s)
Cost of investments $ 5,786,716
Unrealized appreciation $ 5,596
Unrealized depreciation (445,300)
Net unrealized appreciation (depreciation) $ (439,704)
($000s)
Undistributed ordinary income $ 1,433
Undistributed tax-exempt income 362
Net unrealized appreciation (depreciation) (439,704)
Loss carryforwards and deferrals (88,144)
Total distributable earnings (loss) $ (526,053)

T. ROWE PRICE Summit Municipal Intermediate Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Summit Municipal Intermediate Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,013,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
October 31, 2022, expenses incurred pursuant to these service agreements were
$107,000 for Price Associates and $180,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
As of October 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 9,339,720 shares of the Investor Class, representing 4% of the Investor Class's net assets, and 1,337,839 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $40,412,000 and $31,739,000, respectively, with net realized gain of $0 for the year ended October 31, 2022.
Investor Class Advisor Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 02/28/23
(Waived)/repaid during the period ($000s) $(646) $(3) $—

T. ROWE PRICE Summit Municipal Intermediate Fund

NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Summit Municipal Intermediate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc. and
Shareholders of T. Rowe Price Summit Municipal Intermediate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Intermediate Fund (one
of the funds constituting T. Rowe Price Summit Municipal Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Summit Municipal Intermediate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$392,000 from short-term capital gains
$139,912,000 which qualified as exempt-interest dividends

T. ROWE PRICE Summit Municipal Intermediate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Summit Municipal Intermediate Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Summit Municipal Intermediate Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Summit Municipal Intermediate Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2019
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Summit Municipal Intermediate Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Austin Applegate (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
R. Lee Arnold, Jr., CFA, CPA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Vice President and Municipal
Research Analyst, GW&K Investment Management
(to 2018)
Davis Collins (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Summit Municipal Intermediate Fund

Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael Kane (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Research Analyst, GW&K
Investments (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew T. Larkin (1983)
Vice President
Assistant Vice President, T. Rowe Price
John Leard, CFA (1985)
Vice President
Employee, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Konstantine B. Mallas (1963)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Summit Municipal Intermediate Fund

Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Timothy G. Taylor, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
F83-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$30,757	$29,696
Audit-Related Fees	-	-
Tax Fees	1,199	4,347
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022